Selling and Marketing Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Selling and Marketing Expenses [Abstract]
Schedule of selling and marketing expenses
	2022	2021	2020
	USD	USD	USD

Marketing and branding expenses	9,133,617	4,908,421	2,924,496
Advertising expenses	2,435,769	3,105,512	2,359,656
	11,569,386	8,013,933	5,284,152